INVENTORIES (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020
Inventories [abstract]
Consumable stores	R 177.6	R 165.6
Ore stockpile	52.9	9.0
Gold in process	59.6	86.6
Finished stock - Gold Bullion	49.9	62.2
Total inventories	R 340.0	R 323.4